Note 5 - Related Party Transactions - Additional Information (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Chief Executive officer, issued on June 6, 2011 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument, Maturity Date	Jun. 06, 2013	Jun. 06, 2013
Stockholder, issued on June 21, 2011 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument, Maturity Date	Jun. 21, 2013	Jun. 21, 2013
Stockholder, issued on January 03, 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument, Maturity Date	Jan. 20, 2013	Jan. 20, 2013
Stockholder, issued on January 20, 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument, Maturity Date	Jan. 20, 2014	Jan. 20, 2014
Stockholder, issued on March 01, 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument, Maturity Date	Mar. 31, 2013	Mar. 31, 2013
Stockholder, issued on April 01, 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument, Maturity Date	Mar. 31, 2013	Mar. 31, 2013
Stockholder, issued on March 23, 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument, Maturity Date	Mar. 23, 2014	Mar. 23, 2014
Destiladora Huerta Real, S.A. de C.V. [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%
Debt Instrument, Maturity Date	Aug. 23, 2015	Aug. 23, 2015
Chief Executive Officer, issued November 20, 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument, Maturity Date	Nov. 20, 2013	Nov. 20, 2013